New standards and amendments and interpretations of existing standards	12 Months Ended
Dec. 31, 2017
New standards and amendments and interpretations of existing standards [Abstract]
New standards and amendments and interpretations of existing standards

42.  New standards and amendments and interpretations of existing standards

Standards, amendments and interpretations of existing standards in future periods

•       IFRS 9 replaces the guidance in IAS 39 - Financial Instruments: Recognition and Measurement. IFRS 9 is applied for financial instruments and will be adopted retrospectively on the effective date of the standard on January 1, 2018. IFRS 9 includes: (i) new models for the classification and measurement of financial instruments; (ii) measurement of expected credit losses for financial assets; and (iii) new requirements on hedge accounting. The new standard maintains the principal existing guidance on the recognition and derecognition of financial instruments in IAS 39.

Pursuant to analysis made by the Organization, the estimated impacts from the adoption of IFRS 9 will represent, according to the best estimates, a reduction of approximately 2% (R$ 2.2 billion) of shareholders' equity, net of tax effects.

(i)     Classification - Financial assets

IFRS 9 contains a new approach of classification and measurement of financial assets, where the entity considers not only the business model for the management of financial assets but also the features of contractual cash flow of the financial asset.

IFRS 9 eliminates the categories existing in IAS 39 and classifies the financial assets into three categories: (i) measured at amortized cost; (ii) measured at fair value through other comprehensive income (FVTOCI); and (iii) measured at fair value through profit or loss (FVTPL).

Pursuant to IFRS 9, derivatives embedded in agreements where the host asset is in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification and usually classified as FVTPL.

Based on the evaluation, the Organization does not believe that the new classification requirements, when applied from January 1, 2018, will have material impact on the recording of accounts receivable, loans and advances, investments in debt securities and investments in equity securities measured at fair value.

On December 31, 2017, the Organization had equity investments classified as available for sale with fair value of R$ 11,038 millions which are held for long-term strategic purposes. Pursuant to IFRS 9, the Organization, on current best estimates, could designate these instruments as VJORA. Thus, all fair value gains and losses should be recorded in other comprehensive income, with no impairment losses recognized in the income (loss) and no gain or loss is recycled to the income (loss) upon realization.

(ii)    Impairment -Financial instruments

IFRS 9 replaces the model of “incurred losses” of IAS 39 with a prospective model of “expected losses”. This will require relevant judgment as to how changes in economic factors affect expected credit losses, which will be determined based on weighted probabilities.

The new model of expected losses will apply to the financial instruments measured at amortized cost or VJORA (except for investments in equity instruments).

Pursuant to IFRS 9, the provisions for expected losses will be measured on one of the following bases:

- Expected loan losses for 12 months, that is, loan losses resulting from all possible events of default within 12 months from the report date; and

- Expected loan losses for the entire life, that is, loan losses resulting from all possible events of default over the expected life of a financial instrument.

The measurement of expected losses for the entire life is applied when the credit risk of a financial asset, on the report date, has significantly increased since its first recognition, and the measurement of loan loss for 12 months is applied when the loan risk has not significantly increased since its first recognition. An entity may determine that the loan risk of a financial asset did not significantly increase when the asset has low credit risk on the date of the report.

The Organization believes that impairment losses will increase and become more volatile than the current ones, for the assets assessed in the model of IFRS 9. Based on the methodology of allowance for loan losses adopted, the Organization estimated, on current best estimates, that the application of the impairment requirements of IFRS 9 on January 1, 2018 would result in additional allowance for loan losses, as described in the table below:

R$ millions
Provision for additional estimated credit losses on January 1, 2018
Credit portfolio (1)	3,829
Securities	842
Total gross additional provisions	4,671

(1) includes commitments and financial guarantees provided

The following analysis provides additional details on the methodology adopted and on the impact estimated on January 1, 2018.

Impairment of financial instruments

Expected loan losses were calculated based on experience of actual loan losses in the past years. The Organization calculated the rates of expected loan losses based on the features of each portfolio, that is, it used quantitative models for loans assessed in a group and a combination of quantitative and qualitative models for large companies.

The experience of actual loan losses was adjusted to reflect the differences between economic conditions during the period in which the historical data were collected, current conditions and the Organization's view of future economic conditions.

The table below, on current best estimates, provides information on the estimated exposure to loan risk and expected loan losses and advances, commitments, financial collaterals provided and Private Debt Securities, on January 1, 2018.

		R$ millions
	Estimated Exposure to Credit Risk	Expected Loss	Expected Loss on Estimated Exposure to Credit Risk
Stage 1	432,416	7,688	2%
Stage 2	51,853	7,581	15%
Stage 3	37,277	17,779	48%
Total	521,546	33,048	6%

Stage 1: Financial instruments that do not present significant deterioration in credit quality;

Stage 2: Financial instruments that present significant deterioration in credit quality; and

Stage 3: Financial instruments that indicate that the obligation will not be fully honored.

With respect to Government Bonds, the Organization internally developed a study for loan risk evaluation of these bonds, which is not expected to be lost for the next 12 months, that is, there is no need of allowance for loan losses.

(iii)   Classification - Financial liabilities

IFRS 9 maintains most part of the requirements of IAS 39 regarding the classification of financial liabilities.

But, pursuant to IAS 39, the fair value variations of liabilities designated as FVTPL are recognized in the income (loss), whereas pursuant to IFRS 9, these changes of fair value should be presented as follows:

•      the fair value variation that is attributable to changes in the loan risk of financial liabilities should be presented in Other comprehensive income (OCI); and

•      the remaining value of the fair value variation should be presented in the income (loss).

The Organization does not intend, in its best current estimates, to assign financial liabilities to the VJR. The evaluation conducted by the Organization did not indicate any material impact if the requirements of IFRS 9, regarding the classification of financial liabilities, were applied on January 1, 2018.

(iv)   Hedge Accounting

Upon the first adoption the Organization opted to continue to apply the requirements of IAS 39 for hedge accounting, as permitted by IFRS 9 until the conclusion by the IASB of the macro-hedge project and the finalization of the hedge accounting section.

IFRS 9 requires that the Organization ensures that the hedge accounting relations are aligned with its risk management purposes and strategies and that the Organization adopt a more qualitative and prospective approach to assess hedge effectiveness. IFRS 9 also introduces new requirements for re-balance of hedge relations and prohibits the voluntary discontinuance of the hedge accounting if inconsistent with the risk management strategies of the entity.

(v)    Disclosures

IFRS 9 will demand new disclosures, mainly related to expected loan losses, credit risk and hedge accounting. The Organization's evaluation includes an analysis to identify the disclosure detail levels of the deficiencies in relation to the information required and current processes, and also implementations and improvements of controls in order to meet the new requirements.

(vi)   Transition

Changes in accounting policies resulting from the adoption of IFRS 9 will be applied retrospectively on the date of initial application.

- The Organization opted for the exemption under the Standard of not restating comparative information from prior periods derived from changes in the classification and measurement of financial instruments (including expected loan). The differences in the accounting balances of financial assets and liabilities resulting from the adoption of IFRS 9 will be recognized in Retained Earnings on January 1, 2018.

- Based on the facts and circumstances existing on the date of first adoption the Organization is performing the following evaluations:

•         determination of the business model in which a financial asset is held.

•         designation and cancellation of prior designations of certain financial assets and liabilities measured at VJR; and

•         designation of certain investments in equity instruments not held for trading as VJORA.

•       IFRS 15 - Revenue from Contracts with Customers - requires that revenue is recognized so as to reflect the transfer of goods or services to the client for an amount that represents the company's expectation of having rights to these goods or services by way of consideration. IFRS 15 replaces IAS 18, IAS 11, and related interpretations (IFRICs 13, 15 and 18), and shall be applicable from January, 2018. We conducted a study on the recognition of revenue from customer contracts and concluded that there would be no significant impact on the Organization.

•       IFRS 16 - Leases. The main changes in relation to IAS 17 for lessees are: (i) there is no longer classification in operating and financial leases; and (ii) all leasing operations are accounted in liabilities, and interest and liabilities must be recognized in depreciation / amortization, using the current financial lease procedure. There are optional exemptions for short-term leases and leases of low-value items. Lessor accounting remains similar to the current standard, as lessors continue to classify leases as finance or operating leases. IFRS16 replaces IAS17 and will be applicable as of January 1, 2019 and the possible impacts arising from the adoption of this amendment are being evaluated, and will be concluded by the date of entry into force of the standard.

•         IFRS 17 - Insurance Contracts. Establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the Standard. The purpose of IFRS 17 is to ensure that an entity provides relevant information that faithfully represents those contracts. This information provides a basis for accounting firm users to evaluate the effect that insurance contracts have on the Company's financial position, financial performance and cash flows. IFRS 17 is effective for annual periods beginning on or after January 1, 2021.

•         IFRIC 23 - Applies to any situation where there is uncertainty as to whether an income tax treatment is acceptable under tax law. The scope of the Interpretation includes all taxes covered by IAS 12, that is, both current and deferred tax. However, it does not apply to uncertainty regarding taxes covered by other standards. IFRIC 23 becomes operative for financial periods beginning on or after January 1, 2019. The possible impacts arising from the adoption of this amendment are being evaluated and will be concluded by the date of entry into force of the standard.